Wedbush ETFMG Video Game Tech ETF
Schedule of Investments
June 30, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.4%
Canada - 0.2%
Interactive Media & Services - 0.2%
Enthusiast Gaming Holdings, Inc. (a)	36,883	$218,989

Cayman Islands - 14.6%
Electronic Equipment, Instruments & Components - 0.1%
VSTECS Holdings, Ltd.	248,116	200,364
Entertainment - 11.3% (d)
Archosaur Games, Inc.	1,426,712	2,726,892
BAIOO Family Interactive, Ltd.	1,048,786	220,177
Bilibili, Inc. - ADR (a)(b)	24,551	2,991,293
CMGE Technology Group, Ltd.	500,347	245,524
DouYu International Holdings, Ltd. - ADR (a)	354,904	2,427,543
FriendTimes, Inc.	791,111	223,141
Homeland Interactive Technology Ltd.	382,370	256,578
HUYA, Inc. - ADR (a)(b)	14,779	260,849
iDreamSky Technology Holdings, Ltd. (a)	429,723	275,070
IGG, Inc.	1,746,071	2,307,315
NetDragon Websoft Holdings, Ltd.	881,094	2,349,039
NetEase, Inc. - ADR	8,134	937,444
Sea, Ltd. - ADR (a)(b)	907	249,062
XD, Inc. (a)	28,020	247,205
Total Entertainment		15,717,132
Interactive Media & Services - 1.2%
JOYY, Inc. - ADR (b)	3,076	202,924
Momo, Inc. - ADR	16,130	246,950
Sohu.com, Ltd. - ADR (a)	14,410	268,026
Tencent Holdings, Ltd.	12,004	902,894
Total Interactive Media & Services		1,620,794
Software - 0.3%
Cheetah Mobile, Inc. - ADR (a)(b)	109,821	260,276
Kingsoft Corp., Ltd.	31,900	191,253
Total Software		451,529
Technology Hardware, Storage & Peripherals - 1.7%
Razer, Inc. (a)	8,974,378	2,438,847
Total Cayman Islands		20,428,666

Finland - 0.2%
Entertainment - 0.2% (d)
Remedy Entertainment Oyj	4,124	231,054

France - 2.9%
Entertainment - 2.7% (d)
Atari SA (a)	320,514	190,024
Focus Home Interactive SA (a)	3,056	216,694
Ubisoft Entertainment SA (a)	37,635	2,634,695
Vivendi SE	25,787	866,243
Total Entertainment		3,907,656
Technology Hardware, Storage & Peripherals - 0.2%
Guillemot Corp.	15,291	224,828
Total France		4,132,484

Italy - 0.2%
Entertainment - 0.2% (d)
Digital Bros SpA	8,504	249,065

Japan - 15.0%
Distributors - 0.2%
Happinet Corp.	19,088	253,602
Entertainment - 11.6% (d)
Aeria, Inc.	50,505	225,942
Aiming, Inc. (a)(b)	72,486	229,669
Akatsuki, Inc.	7,298	233,533
Ateam, Inc.	15,234	208,020
Capcom Co., Ltd.	86,568	2,532,481
COLOPL, Inc.	33,985	252,987
Coly, Inc. (a)	4,933	210,472
DeNa Co., Ltd.	11,736	249,414
Drecom Co., Ltd. (a)	40,333	238,161
Gumi, Inc.	25,198	191,659
GungHo Online Entertainment, Inc.	11,749	233,827
Imagineer Co., Ltd.	25,603	247,745
KLab, Inc. (a)	40,659	254,359
Koei Tecmo Holdings Co., Ltd.	5,035	245,643
Konami Holdings Corp.	42,080	2,526,429
Marvelous, Inc.	35,133	249,832
Nexon Co., Ltd.	117,317	2,614,671
Nintendo Co., Ltd.	4,253	2,473,818
SNK Corp. (a)	12,179	228,191
Square Enix Holdings Co., Ltd.	49,662	2,463,096
Total Entertainment		16,109,949
Household Durables - 0.7%
Sony Corp. - ADR (a)	9,735	946,437
Interactive Media & Services - 2.0%
Gree, Inc.	508,955	2,693,780
Mixi, Inc.	8,969	236,547
Total Interactive Media & Services		2,930,327
Leisure Products - 0.3%
Bandai Namco Holdings, Inc.	3,184	220,912
Sega Sammy Holdings, Inc.	17,664	231,821
Total Leisure Products		452,733
Media - 0.2%
CyberAgent, Inc.	11,175	239,906
Total Japan		20,932,954

Malta - 0.2%
Entertainment - 0.2% (d)
Media and Games Invest SE (a)	46,138	273,431

Norway - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Nordic Semiconductor ASA (a)	33,374	845,770

Poland - 2.4%
Entertainment - 2.4% (d)
11 bit studios SA (a)	1,816	227,274
CD Projekt SA	59,489	2,886,612
TEN Square Games SA	1,928	249,280
Total Entertainment		3,363,166

Republic of Korea - 17.0%
Entertainment - 15.1% (d)
Actoz Soft Co., Ltd. (a)	19,501	224,249
Com2uS Corp.	21,894	2,404,909
Gamevil, Inc. (a)	6,599	226,188
Gravity Co., Ltd. - ADR (a)	1,825	197,684
Hanbit Soft, Inc. (a)	39,735	248,752
JoyCity Corp. (a)	27,326	281,474
Kakao Games Corp. (a)	51,493	2,642,894
Mgame Corp. (a)	32,624	268,258
Nat Games Co., Ltd. (a)	24,355	260,603
NCSoft Corp.	3,351	2,440,012
Neowiz (a)	11,008	246,816
Netmarble Corp.	20,558	2,446,186
Nexon GT Co., Ltd. (a)	20,308	233,529
NHN Corp. (a)	38,024	2,815,966
Pearl Abyss Corp. (a)	48,970	3,291,771
Webzen, Inc. (a)	87,315	2,399,680
WeMade Entertainment Co., Ltd.	4,420	222,148
Wysiwyg Studios Co., Ltd. (a)	22,079	271,539
Total Entertainment		21,122,658
Hotels, Restaurants & Leisure - 1.7%
DoubleUGames Co., Ltd.	42,565	2,252,695
ME2ON Co., Ltd.	39,885	223,482
Total Hotels, Restaurants & Leisure		2,476,177
Interactive Media & Services - 0.2%
AfreecaTV Co., Ltd.	2,154	227,613
Total Republic of Korea		23,826,448

Sweden - 6.7%
Electronic Equipment, Instruments & Components - 0.2%
Thunderful Group AB (a)	31,523	214,006
Entertainment - 6.1% (d)
Embracer Group AB (a)	91,249	2,468,322
Enad Global 7 AB (a)	21,578	179,520
G5 Entertainment AB	3,927	241,133
Modern Times Group MTG - Class B (a)	16,158	218,823
Paradox Interactive AB	128,617	2,705,164
Stillfront Group AB (a)	268,608	2,581,532
Total Entertainment		8,394,494
Hotels, Restaurants & Leisure - 0.2%
LeoVegas AB	48,207	214,051
Technology Hardware, Storage & Peripherals - 0.2%
Tobii AB (a)	30,613	236,981
Total Sweden		9,059,532

Switzerland - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Logitech International SA (b)	1,741	210,522

Taiwan, Province of China - 6.4%
Entertainment - 2.7% (d)
Chinese Gamer International Corp. (a)	116,579	233,472
Gamania Digital Entertainment Co., Ltd.	102,081	233,747
International Games System Co., Ltd.	76,523	2,307,019
Softstar Entertainment, Inc.	110,513	299,461
Soft-World International Corp.	63,625	238,629
Userjoy Technology Co., Ltd.	74,043	234,121
Total Entertainment		3,546,449
Technology Hardware, Storage & Peripherals - 3.7%
Acer, Inc.	785,844	826,388
Asustek Computer, Inc.	64,442	859,227
HTC Corp. (a)	670,501	945,740
Micro-Star International Co., Ltd.	403,506	2,280,922
Thermaltake Technology Co., Ltd.	90,066	218,195
Total Technology Hardware, Storage & Peripherals		5,130,472
Total Taiwan, Province of China		8,676,921

United Kingdom - 5.8%
Entertainment - 3.8% (d)
Frontier Developments PLC (a)	74,863	2,392,186
Sumo Group PLC (a)	50,916	257,429
Team17 Group PLC (a)	272,979	2,749,009
Total Entertainment		5,398,624
Interactive Media & Services - 0.2%
Mail.Ru Group Ltd. - ADR (a)	9,531	215,972
IT Services - 1.8%
Keywords Studios PLC (a)	72,571	2,499,644
Total United Kingdom		8,114,240

United States - 27.0%
Entertainment - 15.1% (d)
Activision Blizzard, Inc.	27,203	2,596,254
Electronic Arts, Inc.	18,197	2,617,275
HUUUGE, Inc. (a)	22,204	216,916
Playtika Holding Corp. (a)(b)	100,756	2,402,023
ROBLOX Corp. - Class A (a)(b)	26,774	2,409,125
Sciplay Corp. - Class A (a)	153,792	2,606,774
Skillz, Inc. (a)(b)	121,215	2,632,790
Take-Two Interactive Software, Inc. (a)	14,537	2,573,340
Tinybuild, Inc. (a)	65,606	217,353
Zynga, Inc. - Class A (a)(b)	248,433	2,640,843
Total Entertainment		20,912,693
Hotels, Restaurants & Leisure - 0.2%
Esports Entertainment Group, Inc. (a)(b)	20,825	226,160
Household Durables - 0.2%
Turtle Beach Corp. (a)	7,566	241,507
Interactive Media & Services - 0.7%
Alphabet, Inc. - Class C (a)	393	984,984
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	11,905	1,118,237
Intel Corp.	16,920	949,889
Kopin Corp. (a)(b)	30,946	253,138
NVIDIA Corp.	1,357	1,085,736
Qualcomm, Inc.	7,013	1,002,368
Total Semiconductors & Semiconductor Equipment		4,409,368
Software - 3.3%
AppLovin Corp. - Class A (a)(b)	3,075	231,148
Microsoft Corp.	3,898	1,055,968
PTC, Inc. (a)	1,674	236,469
Unity Software, Inc. (a)(b)	27,753	3,048,112
Total Software		4,571,697
Specialty Retail - 1.6%
GameStop Corp. - Class A (a)(b)	10,177	2,179,303
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	7,744	1,060,618
Corsair Gaming, Inc. (a)(b)	75,992	2,529,774
Immersion Corp. (a)	28,507	250,006
Total Technology Hardware, Storage & Peripherals		3,840,398
Total United States		37,366,110
TOTAL COMMON STOCKS (Cost $125,213,504)		137,929,352

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 13.7%
ETFMG Sit Ultra Short ETF (e)	75,000	3,731,250
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	15,217,667	15,217,667
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $18,965,515)		18,948,917

SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
First American Government Obligations Fund - Class X, 0.03% (c)	1,840,343	1,840,343
TOTAL SHORT-TERM INVESTMENTS (Cost $1,840,343)		1,840,343

Total Investments (Cost $146,019,362) - 114.4%		158,718,612
Liabilities in Excess of Other Assets - (14.4)%		(20,026,231)
TOTAL NET ASSETS - 100.0%		$138,692,381

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of June 30, 2021.
(c)	The rate shown is the annualized seven-day yield at June 30, 2021.
(d)	As of June 30, 2021, the Fund had a significant portion of its assets in the Entertainment Industry.
(e)	Affiliated security. A schedule of the Fund's investments in securities of affiliated securities held during the nine months ended June 30, 2021 is set forth below.

Issuer Name	Value at September 30, 2020	Purchase	Sales	Net Realized (Losses)	Net Change in Unrealized appreciation (Depreciation)	Value at June 30, 2021	Dividends	Shares Held At June 30, 2021
ETFMG Sit Ultra Short ETF	$2,489,250	$1,243,463	$-	$-	$(1,463)	$3,731,250	$-	75,000

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2021, HACK, IPAY, VALT, AWAY, GERM, MJUS, MJ, SINV, SILX, AWYX, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of June 30, 2021, AIEQ held one fair valued security and as of June 30, 2021, SILJ held three fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2021:

GAMR
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$137,929,352	$-	$-	$137,929,352
Short-Term Investments	1,840,343	-	-	1,840,343
ETFMG Sit Ultra Short ETF**	3,731,250	-	-	3,731,250
Investments Purchased with Securities Lending Collateral*	-	-	-	15,217,667
Total Investments in Securities	$143,500,945	$-	$-	$158,718,612

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swaps. Swaps are reflected as the unrealized appreciation (depreciation) on the instrument.